Document and Entity Information	12 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	11-K
Document Period End Date	Mar. 31, 2026
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Central Index Key	0000797721
Entity Registrant Name	VIASAT, INC.
Amendment Flag	false